RELATED PARTIES - Key management remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Executive directors
Disclosure of transactions between related parties [line items]
Base salary	$ 2,201
Pension scheme benefits	452
Other benefits	876
DSP awards	5,807
Buy-out share awards on recruitment	563
Total	9,899	$ 8,764	$ 5,636
Executive management
Disclosure of transactions between related parties [line items]
Base salary	3,435
Pension scheme benefits	508
Other benefits	1,729
DSP awards	6,357
Total	12,029	14,314	14,289
Non-executive directors
Disclosure of transactions between related parties [line items]
Total	2,268	$ 2,151	$ 2,151
Director fees	1,454
Committee fees	640
Travel allowance	$ 174